UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-22549

Northern Lights Fund Trust II
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Cincinnati, Ohio	45246
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company
1209 Orange Street Wilmington, DE 19801
(Name and address of agent for service)

Registrant’s telephone number, including area code:	631-470-2600

Date of fiscal year end:	2/28

Date of reporting period:	02/28/2026

Item 1. Reports to Stockholders.

(a)

Beacon Dynamic Allocation Fund

Class A (BCMAX)

Annual Shareholder Report - February 28, 2026

Fund Overview

This annual shareholder report contains important information about Beacon Dynamic Allocation Fund for the period of August 1, 2025 to February

28, 2026. You can find additional information about the Fund at https://beaconinvestingfunds.com/beacon-dynamic-allocation/. You can also request this information by contacting us at (866) 439-9093. This report describes change to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Beacon Dynamic Allocation Fund	$85	1.40%Footnote Reference*
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

How did the Fund perform during the reporting period?

The seven-month period ending February 28, 2026 was defined by a meaningful shift in equity market leadership that had been building since mid-2025. After years of outsized concentration among a handful of mega-cap technology companies, most notably the so-called "Magnificent Seven," the market began a visible and sustained rotation toward smaller-capitalization and value-oriented equities beginning in earnest in August 2025. Equal-weight measures of the S&P 500 reached new all-time highs as breadth improved and capital began flowing into a wider array of companies. For an index that had derived a disproportionate share of its returns from a narrow cluster of AI-driven growth names, this represented a structurally important rebalancing of market participation.

The Federal Reserve provided a constructive backdrop for the rotation. After holding rates steady for much of the year as it assessed the residual inflationary impact of tariffs, the Fed resumed its easing cycle in September 2025 with three consecutive 25-basis-point cuts, bringing the federal funds rate to a range of 3.50% to 3.75% by December. While inflation remained persistently above the 2% target due in part to tariff-related price pressures, the Fed characterized its posture as deliberately cautious, with the December dot plot signaling only limited additional cuts in 2026. The easing cycle nonetheless provided meaningful relief to rate-sensitive segments of the market, particularly smaller companies carrying floating-rate debt, and reinforced the fundamental case for the broadening of equity market leadership. Heading into 2026, the Fed entered a wait-and-see mode as the committee faced the additional uncertainty of a pending leadership transition upon the expiration of Chair Powell's term in May.

Fixed income markets reflected a similar narrative of modest easing tempered by ongoing uncertainty. The Bloomberg U.S. Aggregate Bond Index posted positive returns over the period as the rate cuts fed through to intermediate maturities, though the overall magnitude of gains was constrained by inflation stickiness and a market that remained skeptical of aggressive further easing. Credit markets were broadly constructive, with spread-sensitive sectors outperforming pure duration as investors remained willing to take on incremental credit risk in a still-growing economy.

The Fund Class A Shares returned 8.22% for the 7-month period ending February 28, 2026, while the 60% S&P 500 Index/40% Bloomberg U.S. Aggregate Bond Index (the "60/40 Benchmark") returned 7.67%. During the same period, the S&P 500 large cap equity market index and Bloomberg U.S. Aggregate Bond Index returned 9.30% and 5.23%, respectively.

The Beacon Economic Index® (BEI) maintained a balanced reading of approximately 0.50 to 0.55 beta throughout the period, reflecting a macro environment that was neither deteriorating nor broadly accelerating. While this positioning kept the portfolio meaningfully invested in risk assets and participating in the period's overall market gains, it also informed a deliberate decision to diversify the equity allocation away from concentrated large-cap growth exposure. Rather than mirroring benchmark-level weights to the S&P 500, the portfolio was structured to broaden its equity base, incorporating exposure to small- and mid-cap equities and free cash flow-oriented strategies, in anticipation of exactly the rotation that played out. This active equity allocation decision proved consequential as the composition of the equity exposure was better positioned to benefit from the broadening of market leadership away from large-cap growth.

Performance attribution for the period reflects this dynamic clearly. At the asset class level, security selection within domestic equities was the primary driver of relative outperformance, more than offsetting a modest drag from the portfolio's allocation underweight to domestic equities relative to the 60/40 Benchmark.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Table Summary
	Beacon Dynamic Allocation Fund	S&P 500® Index	Bloomberg U.S. Aggregate Bond Index	60% S&P500TR/40% BB US Aggregate
Feb-2016	$9,527	$10,000	$10,000	$10,000
Feb-2017	$11,000	$12,498	$10,142	$11,510
Feb-2018	$12,324	$14,635	$10,193	$12,690
Feb-2019	$12,417	$15,320	$10,516	$13,249
Feb-2020	$12,811	$16,575	$11,744	$14,566
Feb-2021	$13,837	$21,761	$11,907	$17,348
Feb-2022	$14,668	$25,327	$11,592	$18,836
Feb-2023	$13,869	$23,379	$10,465	$17,299
Feb-2024	$15,506	$30,499	$10,813	$20,590
Feb-2025	$17,157	$36,113	$11,441	$23,327
Feb-2026	$18,711	$42,249	$12,158	$26,297

Average Annual Total Returns

Table Summary
	7 months	1 Year	5 Years	10 Years
Beacon Dynamic Allocation Fund
Without Load	8.22%	9.06%	6.22%	6.98%
With Load	3.06%	3.86%	5.19%	6.47%
60% S&P500TR/40% BB US Aggregate	7.67%	12.73%	8.67%	10.15%
Bloomberg U.S. Aggregate Bond Index	5.23%	6.26%	0.42%	1.97%
S&P 500® Index	9.30%	16.99%	14.19%	15.50%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call (866) 439-9093.

Fund Statistics

  Net Assets$70,965,076
  Number of Portfolio Holdings12
  Advisory Fee (net of waivers)$169,792
  Portfolio Turnover34%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	98.4%
Money Market Funds	1.6%

What did the Fund invest in?

Sector Weighting (% of net assets)

Equity
56.2%
Fixed Income
39.2%
Alternative
3.1%
Money Market Funds
1.6%
Liabilities in Excess of Other Assets
-0.1%

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-0.1%
Money Market Funds	1.6%
Alternative	3.1%
Fixed Income	39.2%
Equity	56.2%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
VictoryShares Free Cash Flow ETF	14.1%
State Street SPDR Portfolio S&P 500 ETF	13.6%
State Street SPDR Portfolio S&P 1500 Composite Stock Market ETF	13.5%
PIMCO Enhanced Low Duration Active ETF	11.6%
PIMCO Multisector Bond Active ETF	10.1%
T Rowe Price Small-Mid Cap ETF	10.0%
State Street SPDR Bloomberg Investment Grade Floating Rate ETF	8.0%
Astoria US Equal Weight Quality Kings ETF	5.0%
Janus Henderson AAA CLO ETF	5.0%
Angel Oak Income ETF	4.5%

Material Fund Changes

The Beacon Dynamic Allocation Fund, a series of Northern Lights Fund Trust II, is the successor to the Astor Dynamic Allocation Fund and Astor Sector Allocation Fund, each a series of Northern Lights Fund Trust, (the “Predecessor Funds), pursuant to a reorganization that took place after the close of business on February 13, 2026. The Fund's fiscal year end changed from July 31 to February 28, effective February 13, 2026.

Beacon Dynamic Allocation Fund - Class A (BCMAX)

Annual Shareholder Report - February 28, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://beaconinvestingfunds.com/beacon-dynamic-allocation/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 022826-BCMAX

Beacon Dynamic Allocation Fund

Class C (BCMCX)

Annual Shareholder Report - February 28, 2026

Fund Overview

This annual shareholder report contains important information about Beacon Dynamic Allocation Fund for the period of August 1, 2025 to February

28, 2026. You can find additional information about the Fund at https://beaconinvestingfunds.com/beacon-dynamic-allocation/. You can also request this information by contacting us at (866) 439-9093. This report describes change to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Beacon Dynamic Allocation Fund	$130	2.15%Footnote Reference*
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

How did the Fund perform during the reporting period?

The seven-month period ending February 28, 2026 was defined by a meaningful shift in equity market leadership that had been building since mid-2025. After years of outsized concentration among a handful of mega-cap technology companies, most notably the so-called "Magnificent Seven," the market began a visible and sustained rotation toward smaller-capitalization and value-oriented equities beginning in earnest in August 2025. Equal-weight measures of the S&P 500 reached new all-time highs as breadth improved and capital began flowing into a wider array of companies. For an index that had derived a disproportionate share of its returns from a narrow cluster of AI-driven growth names, this represented a structurally important rebalancing of market participation.

The Federal Reserve provided a constructive backdrop for the rotation. After holding rates steady for much of the year as it assessed the residual inflationary impact of tariffs, the Fed resumed its easing cycle in September 2025 with three consecutive 25-basis-point cuts, bringing the federal funds rate to a range of 3.50% to 3.75% by December. While inflation remained persistently above the 2% target due in part to tariff-related price pressures, the Fed characterized its posture as deliberately cautious, with the December dot plot signaling only limited additional cuts in 2026. The easing cycle nonetheless provided meaningful relief to rate-sensitive segments of the market, particularly smaller companies carrying floating-rate debt, and reinforced the fundamental case for the broadening of equity market leadership. Heading into 2026, the Fed entered a wait-and-see mode as the committee faced the additional uncertainty of a pending leadership transition upon the expiration of Chair Powell's term in May.

Fixed income markets reflected a similar narrative of modest easing tempered by ongoing uncertainty. The Bloomberg U.S. Aggregate Bond Index posted positive returns over the period as the rate cuts fed through to intermediate maturities, though the overall magnitude of gains was constrained by inflation stickiness and a market that remained skeptical of aggressive further easing. Credit markets were broadly constructive, with spread-sensitive sectors outperforming pure duration as investors remained willing to take on incremental credit risk in a still-growing economy.

The Fund Class C Shares returned 7.78% for the 7-month period ending February 28, 2026, while the 60% S&P 500 Index/40% Bloomberg U.S. Aggregate Bond Index (the "60/40 Benchmark") returned 7.67%. During the same period, the S&P 500 large cap equity market index and Bloomberg U.S. Aggregate Bond Index returned 9.30% and 5.23%, respectively.

The Beacon Economic Index® (BEI) maintained a balanced reading of approximately 0.50 to 0.55 beta throughout the period, reflecting a macro environment that was neither deteriorating nor broadly accelerating. While this positioning kept the portfolio meaningfully invested in risk assets and participating in the period's overall market gains, it also informed a deliberate decision to diversify the equity allocation away from concentrated large-cap growth exposure. Rather than mirroring benchmark-level weights to the S&P 500, the portfolio was structured to broaden its equity base, incorporating exposure to small- and mid-cap equities and free cash flow-oriented strategies, in anticipation of exactly the rotation that played out. This active equity allocation decision proved consequential as the composition of the equity exposure was better positioned to benefit from the broadening of market leadership away from large-cap growth.

Performance attribution for the period reflects this dynamic clearly. At the asset class level, security selection within domestic equities was the primary driver of relative outperformance, more than offsetting a modest drag from the portfolio's allocation underweight to domestic equities relative to the 60/40 Benchmark.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Table Summary
	Beacon Dynamic Allocation Fund	S&P 500® Index	Bloomberg U.S. Aggregate Bond Index	60% S&P500TR/40% BB US Aggregate
Feb-2016	$10,000	$10,000	$10,000	$10,000
Feb-2017	$11,463	$12,498	$10,142	$11,510
Feb-2018	$12,746	$14,635	$10,193	$12,690
Feb-2019	$12,738	$15,320	$10,516	$13,249
Feb-2020	$13,057	$16,575	$11,744	$14,566
Feb-2021	$13,990	$21,761	$11,907	$17,348
Feb-2022	$14,723	$25,327	$11,592	$18,836
Feb-2023	$13,810	$23,379	$10,465	$17,299
Feb-2024	$15,337	$30,499	$10,813	$20,590
Feb-2025	$16,826	$36,113	$11,441	$23,327
Feb-2026	$18,220	$42,249	$12,158	$26,297

Average Annual Total Returns

Table Summary
	7 months	1 Year	5 Years	10 Years
Beacon Dynamic Allocation Fund	7.78%	8.29%	5.43%	6.18%
60% S&P500TR/40% BB US Aggregate	7.67%	12.73%	8.67%	10.15%
Bloomberg U.S. Aggregate Bond Index	5.23%	6.26%	0.42%	1.97%
S&P 500® Index	9.30%	16.99%	14.19%	15.50%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call (866) 439-9093.

Fund Statistics

  Net Assets$70,965,076
  Number of Portfolio Holdings12
  Advisory Fee (net of waivers)$169,792
  Portfolio Turnover34%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	98.4%
Money Market Funds	1.6%

What did the Fund invest in?

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-0.1%
Money Market Funds	1.6%
Alternative	3.1%
Fixed Income	39.2%
Equity	56.2%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
VictoryShares Free Cash Flow ETF	14.1%
State Street SPDR Portfolio S&P 500 ETF	13.6%
State Street SPDR Portfolio S&P 1500 Composite Stock Market ETF	13.5%
PIMCO Enhanced Low Duration Active ETF	11.6%
PIMCO Multisector Bond Active ETF	10.1%
T Rowe Price Small-Mid Cap ETF	10.0%
State Street SPDR Bloomberg Investment Grade Floating Rate ETF	8.0%
Astoria US Equal Weight Quality Kings ETF	5.0%
Janus Henderson AAA CLO ETF	5.0%
Angel Oak Income ETF	4.5%

Material Fund Changes

The Beacon Dynamic Allocation Fund, a series of Northern Lights Fund Trust II, is the successor to the Astor Dynamic Allocation Fund and Astor Sector Allocation Fund, each a series of Northern Lights Fund Trust, (the “Predecessor Funds), pursuant to a reorganization that took place after the close of business on February 13, 2026. The Fund's fiscal year end changed from July 31 to February 28, effective February 13, 2026.

Beacon Dynamic Allocation Fund - Class C (BCMCX)

Annual Shareholder Report - February 28, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://beaconinvestingfunds.com/beacon-dynamic-allocation/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 022826-BCMCX

Beacon Dynamic Allocation Fund

Class I (BCMDX)

Annual Shareholder Report - February 28, 2026

Fund Overview

This annual shareholder report contains important information about Beacon Dynamic Allocation Fund for the period of August 1, 2025 to February

28, 2026. You can find additional information about the Fund at https://beaconinvestingfunds.com/beacon-dynamic-allocation/. You can also request this information by contacting us at (866) 439-9093. This report describes change to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Beacon Dynamic Allocation Fund	$70	1.15%Footnote Reference*
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

How did the Fund perform during the reporting period?

The seven-month period ending February 28, 2026 was defined by a meaningful shift in equity market leadership that had been building since mid-2025. After years of outsized concentration among a handful of mega-cap technology companies, most notably the so-called "Magnificent Seven," the market began a visible and sustained rotation toward smaller-capitalization and value-oriented equities beginning in earnest in August 2025. Equal-weight measures of the S&P 500 reached new all-time highs as breadth improved and capital began flowing into a wider array of companies. For an index that had derived a disproportionate share of its returns from a narrow cluster of AI-driven growth names, this represented a structurally important rebalancing of market participation.

The Federal Reserve provided a constructive backdrop for the rotation. After holding rates steady for much of the year as it assessed the residual inflationary impact of tariffs, the Fed resumed its easing cycle in September 2025 with three consecutive 25-basis-point cuts, bringing the federal funds rate to a range of 3.50% to 3.75% by December. While inflation remained persistently above the 2% target due in part to tariff-related price pressures, the Fed characterized its posture as deliberately cautious, with the December dot plot signaling only limited additional cuts in 2026. The easing cycle nonetheless provided meaningful relief to rate-sensitive segments of the market, particularly smaller companies carrying floating-rate debt, and reinforced the fundamental case for the broadening of equity market leadership. Heading into 2026, the Fed entered a wait-and-see mode as the committee faced the additional uncertainty of a pending leadership transition upon the expiration of Chair Powell's term in May.

Fixed income markets reflected a similar narrative of modest easing tempered by ongoing uncertainty. The Bloomberg U.S. Aggregate Bond Index posted positive returns over the period as the rate cuts fed through to intermediate maturities, though the overall magnitude of gains was constrained by inflation stickiness and a market that remained skeptical of aggressive further easing. Credit markets were broadly constructive, with spread-sensitive sectors outperforming pure duration as investors remained willing to take on incremental credit risk in a still-growing economy.

The Fund Class I Shares returned 8.39% for the 7-month period ending February 28, 2026, while the 60% S&P 500 Index/40% Bloomberg U.S. Aggregate Bond Index (the "60/40 Benchmark") returned 7.67%. During the same period, the S&P 500 large cap equity market index and Bloomberg U.S. Aggregate Bond Index returned 9.30% and 5.23%, respectively.

The Beacon Economic Index® (BEI) maintained a balanced reading of approximately 0.50 to 0.55 beta throughout the period, reflecting a macro environment that was neither deteriorating nor broadly accelerating. While this positioning kept the portfolio meaningfully invested in risk assets and participating in the period's overall market gains, it also informed a deliberate decision to diversify the equity allocation away from concentrated large-cap growth exposure. Rather than mirroring benchmark-level weights to the S&P 500, the portfolio was structured to broaden its equity base, incorporating exposure to small- and mid-cap equities and free cash flow-oriented strategies, in anticipation of exactly the rotation that played out. This active equity allocation decision proved consequential as the composition of the equity exposure was better positioned to benefit from the broadening of market leadership away from large-cap growth.

Performance attribution for the period reflects this dynamic clearly. At the asset class level, security selection within domestic equities was the primary driver of relative outperformance, more than offsetting a modest drag from the portfolio's allocation underweight to domestic equities relative to the 60/40 Benchmark.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Table Summary
	Beacon Dynamic Allocation Fund	S&P 500® Index	Bloomberg U.S. Aggregate Bond Index	60% S&P500TR/40% BB US Aggregate
Feb-2016	$10,000	$10,000	$10,000	$10,000
Feb-2017	$11,572	$12,498	$10,142	$11,510
Feb-2018	$13,001	$14,635	$10,193	$12,690
Feb-2019	$13,131	$15,320	$10,516	$13,249
Feb-2020	$13,588	$16,575	$11,744	$14,566
Feb-2021	$14,713	$21,761	$11,907	$17,348
Feb-2022	$15,630	$25,327	$11,592	$18,836
Feb-2023	$14,813	$23,379	$10,465	$17,299
Feb-2024	$16,611	$30,499	$10,813	$20,590
Feb-2025	$18,416	$36,113	$11,441	$23,327
Feb-2026	$20,141	$42,249	$12,158	$26,297

Average Annual Total Returns

Table Summary
	7 months	1 Year	5 Years	10 Years
Beacon Dynamic Allocation Fund	8.39%	9.37%	6.48%	7.25%
60% S&P500TR/40% BB US Aggregate	7.67%	12.73%	8.67%	10.15%
Bloomberg U.S. Aggregate Bond Index	5.23%	6.26%	0.42%	1.97%
S&P 500® Index	9.30%	16.99%	14.19%	15.50%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call (866) 439-9093.

Fund Statistics

  Net Assets$70,965,076
  Number of Portfolio Holdings12
  Advisory Fee (net of waivers)$169,792
  Portfolio Turnover34%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	98.4%
Money Market Funds	1.6%

What did the Fund invest in?

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-0.1%
Money Market Funds	1.6%
Alternative	3.1%
Fixed Income	39.2%
Equity	56.2%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
VictoryShares Free Cash Flow ETF	14.1%
State Street SPDR Portfolio S&P 500 ETF	13.6%
State Street SPDR Portfolio S&P 1500 Composite Stock Market ETF	13.5%
PIMCO Enhanced Low Duration Active ETF	11.6%
PIMCO Multisector Bond Active ETF	10.1%
T Rowe Price Small-Mid Cap ETF	10.0%
State Street SPDR Bloomberg Investment Grade Floating Rate ETF	8.0%
Astoria US Equal Weight Quality Kings ETF	5.0%
Janus Henderson AAA CLO ETF	5.0%
Angel Oak Income ETF	4.5%

Material Fund Changes

The Beacon Dynamic Allocation Fund, a series of Northern Lights Fund Trust II, is the successor to the Astor Dynamic Allocation Fund and Astor Sector Allocation Fund, each a series of Northern Lights Fund Trust, (the “Predecessor Funds), pursuant to a reorganization that took place after the close of business on February 13, 2026. The Fund's fiscal year end changed from July 31 to February 28, effective February 13, 2026.

Beacon Dynamic Allocation Fund - Class I (BCMDX)

Annual Shareholder Report - February 28, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://beaconinvestingfunds.com/beacon-dynamic-allocation/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 022826-BCMDX

(b)	Not applicable

Item 2. Code of Ethics.

(a)	The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, and principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	Not applicable

(c)	During the period covered by this report, there were no amendments to any provision of the code of ethics.

(d)	During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.

(e)	Not applicable

(f)	See Item 19(a)(1)

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant’s board of trustees has determined that Keith Rhoades is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Rhoades is independent for purposes of this Item 3.

(a)(2) Not applicable.

(a)(3) Not applicable.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the registrant’s principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are as follows:

2026 – $12,250

(b)	Audit-Related Fees. There were no fees billed in each of the last two fiscal years for assurances and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this item.

(c)	Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance are as follows:

2026 – $2,750

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)	All Other Fees. The aggregate fees billed in each of the last two fiscal years for products and services provided by the registrant’s principal accountant, other than the services reported in paragraphs (a) through (c) of this item were $0 for the fiscal year ended February 28, 2026.

(e)(1)	The audit committee does not have pre-approval policies and procedures. Instead, the audit committee or audit committee chairman approves on a case-by-case basis each audit or non-audit service before the principal accountant is engaged by the registrant.

(e)(2)	There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)	All non-audit fees billed by the registrant’s principal accountant for services rendered to the registrant for the fiscal year ended February 28, 2026, respectively are disclosed in (b)-(d) above. There were no audit or non-audit services performed by the registrant’s principal accountant for the registrant’s adviser.

(h)	Not applicable.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants. Not applicable to open-end investment companies.

Item 6. Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 7.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)       Long Form Financial Statements

Beacon Dynamic Allocation Fund
(formerly known as the Astor Dynamic Allocation Fund)
Class A: BCMAX Class C: BCMCX Class I: BCMDX

Annual Financial Statements and Additional
Information

February 28, 2026

BEACON DYNAMIC ALLOCATION FUND
SCHEDULE OF INVESTMENTS
February 28, 2026

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 98.5%

	ALTERNATIVE - 3.1%
69,968	iMGP DBi Managed Futures Strategy ETF	$2,201,893

	EQUITY - 56.2%
94,515	Astoria US Equal Weight Quality Kings ETF	3,566,769
115,154	State Street SPDR Portfolio S&P 1500 Composite Stock Market ETF	9,611,904
119,118	State Street SPDR Portfolio S&P 500 ETF	9,619,970
180,884	T Rowe Price Small-Mid Cap ETF	7,087,035
247,520	VictoryShares Free Cash Flow ETF	10,019,610
		39,905,288
	FIXED INCOME - 39.2%
152,281	Angel Oak Income ETF	3,205,515
70,197	Janus Henderson AAA CLO ETF	3,536,525
85,108	PIMCO Enhanced Low Duration Active ETF	8,210,122
264,970	PIMCO Multisector Bond Active ETF	7,135,642
184,946	State Street SPDR Bloomberg Investment Grade Floating Rate ETF	5,703,735
		27,791,539

	TOTAL EXCHANGE-TRADED FUNDS (Cost $63,572,728)	69,898,720

	SHORT-TERM INVESTMENT — 1.6%
	MONEY MARKET FUND - 1.6%
1,162,954	First American Government Obligations Fund, Class X, 3.60% (Cost $1,162,954)(a)	1,162,954

	TOTAL INVESTMENTS - 100.1% (Cost $64,735,682)	$71,061,674
	LIABILITIES IN EXCESS OF OTHER ASSETS – (0.1)%	(96,598)
	NET ASSETS - 100.0%	$70,965,076

ETF – Exchange Traded Fund

(a)	Rate disclosed is the seven day effective yield as of February 28, 2026.

See accompanying notes to financial statements.

Beacon Dynamic Allocation Fund
STATEMENT OF ASSETS AND LIABILITIES
February 28, 2026

ASSETS
Investment securities :
At cost	$64,735,682
At value	$71,061,674
Receivable due from advisor	21,554
Dividends and interest receivable	28,421
Receivable for Fund shares sold	236
Prepaid expenses and other assets	6,093
TOTAL ASSETS	71,117,978

LIABILITIES
Payable to related parties	22,043
Distribution (12b-1) fees payable	9,711
Payable for Fund shares redeemed	71,745
Accrued expenses and other liabilities	49,403
TOTAL LIABILITIES	152,902
NET ASSETS	$70,965,076

Net Assets Consist Of:
Paid in capital ($0 par value, unlimited shares authorized)	$64,114,203
Accumulated earnings	6,850,873
NET ASSETS	$70,965,076

Net Asset Value Per Share:
Class A Shares:
Net Assets	$14,071,636
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	1,070,806
Net asset value (Net Assets ÷ Shares Outstanding), and redemption price per share	$13.14
Maximum offering price per share (4.75% sales charge)	$13.80

Class C Shares:
Net Assets	$13,063,018
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	1,086,588
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$12.02

Class I Shares:
Net Assets	$43,830,422
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	3,312,886
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$13.23

See accompanying notes to financial statements.

Beacon Dynamic Allocation Fund
STATEMENTS OF OPERATIONS*

	For the Period Ended		For the Year Ended
	February 28, 2026 *		July 31, 2025
INVESTMENT INCOME
Dividends	$1,202,230		$2,273,734
Interest	17,978		52,208
TOTAL INVESTMENT INCOME	1,220,208		2,325,942

EXPENSES
Investment advisory fees	349,636		657,588
Distribution (12b-1) fees, Class A shares	12,391		22,161
Distribution (12b-1) fees, Class C shares	70,147		136,834
Administrative services fees	58,089		98,319
Transfer agent fees	36,881		61,995
Registration fees	33,920		63,875
Accounting services fees	24,733		44,679
Trustees fees and expenses	23,160		15,556
Third party administrative servicing fees	21,477		43,081
Legal fees	12,186		19,944
Audit fees	12,113		19,944
Compliance officer fees	11,854		20,217
Printing expenses	8,790		20,944
Custodian fees	6,642		9,277
Insurance expense	1,060		1,825
Miscellaneous expense	2,836		4,449
TOTAL EXPENSES	685,915		1,240,688
Less: Fees waived and/or expenses reimbursed by the advisor	(179,844)		(286,002)
NET EXPENSES	506,071		954,686
NET INVESTMENT INCOME	714,137		1,371,256

REALIZED AND UNREALIZED GAIN FROM INVESTMENTS
Net realized gain from security transactions	2,789,928		3,626,815
Distributions of realized gains by underlying investment companies	1,344		1,053
Net change in net unrealized appreciation on investments	1,566,142	(a)	(837,312)
NET REALIZED AND UNREALIZED GAIN FROM INVESTMENTS	4,357,414		2,790,556

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$5,071,551		$4,161,812

*	The Fund’s fiscal year end changed from July 31 to February 28, effective February 13, 2026. Therefore, period represented is from August 1, 2025 through February 28, 2026.

(a)	Change in unrealized appreciation (depreciation) does not include net unrealized appreciation (depreciation) of $802,255 in connection with the Fund’s reorganization. See Note 6 in the Notes to Financial Statements.

See accompanying notes to financial statements.

Beacon Dynamic Allocation Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the	For the
	Period Ended	Year Ended	Year Ended
	February 28, 2026 *	July 31, 2025	July 31, 2024
FROM OPERATIONS
Net investment income	$714,137	$1,371,256	$2,188,086
Net realized gain from security transactions	2,789,928	3,626,815	4,883,595
Distributions of long term capital gains from underlying investment companies	1,344	1,053	1,364
Net change in unrealized appreciation (depreciation) on investments	1,566,142	(837,312)	2,059,485
Net increase in net assets resulting from operations	5,071,551	4,161,812	9,132,530

DISTRIBUTIONS TO SHAREHOLDERS
Class A	(521,812)	(878,980)	(186,751)
Class C	(790,905)	(1,416,733)	(211,701)
Class I	(2,750,713)	(4,748,796)	(1,117,476)
Total distributions to shareholders	(4,063,430)	(7,044,509)	(1,515,928)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold
Class A	897,959	461,504	1,448,583
Class C	52,985	81,582	374,562
Class I	2,778,563	9,338,132	11,824,076
Proceeds issued in connection with reorganization (1)
Class A	6,195,688	—	—
Class C	2,058,510	—	—
Class I	5,711,486	—	—
Distributions reinvested
Class A	476,120	797,611	163,807
Class C	709,934	1,274,435	188,026
Class I	2,185,013	3,690,484	731,421
Cost of shares redeemed
Class A	(1,746,345)	(3,163,947)	(2,224,770)
Class C	(2,159,248)	(3,595,174)	(3,612,390)
Class I	(12,657,606)	(14,068,580)	(43,935,313)
Net increase (decrease) in net assets from shares of beneficial interest	4,503,059	(5,183,953)	(35,041,998)

TOTAL DECREASE IN NET ASSETS	5,511,180	(8,066,650)	(27,425,396)

NET ASSETS
Beginning of Period	65,453,896	73,520,546	100,945,942
End of Period	$70,965,076	$65,453,896	$73,520,546

(1)	See Note 8.

*	The Fund’s fiscal year end changed from July 31 to February 28, effective February 13, 2026. Therefore, period represented is from August 1, 2025 through February 28, 2026. The Fund is the successor to the Astor Dynamic Allocation Fund and Astor Sector Allocation Fund, each a series of Northern Lights Fund Trust, (the “Predecessor Funds), pursuant to a reorganization that took place after the close of business on February 13, 2026.

See accompanying notes to financial statements.

Beacon Dynamic Allocation Fund
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the	For the	For the
	Period Ended	Year Ended	Year Ended
	February 28, 2026 *	July 31, 2025	July 31, 2024
SHARE ACTIVITY
Class A:
Shares Sold	67,531	35,870	115,655
Shares issued in connection with reorganization (1)	473,409	—	—
Shares Reinvested	36,093	63,125	12,842
Shares Redeemed	(130,645)	(239,264)	(177,417)
Net increase (decrease) in shares of beneficial interest outstanding	446,388	(140,269)	(48,920)

Class C:
Shares Sold	4,343	6,719	30,894
Shares issued in connection with reorganization (1)	171,879	—	—
Shares Reinvested	58,765	109,576	15,902
Shares Redeemed	(176,023)	(296,484)	(304,418)
Net increase (decrease) in shares of beneficial interest outstanding	58,964	(180,189)	(257,622)

Class I:
Shares Sold	205,463	716,590	938,150
Shares issued in connection with reorganization (1)	433,519	—	—
Shares Reinvested	164,660	290,695	57,851
Shares Redeemed	(941,461)	(1,074,020)	(3,412,105)
Net decrease in shares of beneficial interest outstanding	(137,819)	(66,735)	(2,416,104)

(1)	See Note 8.

*	The Fund’s fiscal year end changed from July 31 to February 28, effective February 13, 2026. Therefore, period represented is from August 1, 2025 through February 28, 2026. The Fund is the successor to the Astor Dynamic Allocation Fund and Astor Sector Allocation Fund, each a series of Northern Lights Fund Trust, (the “Predecessor Funds), pursuant to a reorganization that took place after the close of business on February 13, 2026.

See accompanying notes to financial statements.

Beacon Dynamic Allocation Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period/Year Presented

	Class A
	Period Ended		Year Ended	Year Ended		Year Ended	Year Ended	Year Ended
	February 28		July 31,	July 31,		July 31,	July 31,	July 31,
	2026*		2025	2024		2023	2022	2021
Net asset value, beginning of period/year	$12.98		$13.55	$12.40		$12.39	$15.13	$12.86
Activity from investment operations:
Net investment income (1)	0.14		0.26	0.31		0.23	0.03	0.03
Net realized and unrealized gain (loss) on investments	0.92		0.54	1.08		0.32	(0.85)	2.30
Total from investment operations	1.06		0.80	1.39		0.55	(0.82)	2.33
Less distributions from:
Net investment income	(0.16)		(0.49)	(0.24)		(0.18)	(0.06)	(0.04)
Net realized gains	(0.74)		(0.88)	0.00		(0.36)	(1.86)	(0.02)
Total distributions	(0.90)		(1.37)	(0.24)		(0.54)	(1.92)	(0.06)
Net asset value, end of period/year	$13.14		$12.98	$13.55		$12.40	$12.39	$15.13
Total return (2)	8.22	% (8)	6.33%	11.35%		4.65%	(6.59)%	18.20%
Net assets, at end of period/year (000s)	$14,072		$8,104	$10,365		$10,086	$10,469	$11,834
Ratio of gross expenses to average net assets (3)(4)	1.88	% (9)	1.81%	1.67	% (6)	1.67%	1.58%	1.59%
Ratio of net expenses to average net assets (4)	1.40	% (9)	1.40%	1.41	% (7)	1.40%	1.40%	1.40%
Ratio of net investment income to average net assets (4)(5)	1.80	% (9)	1.98%	2.43%		1.89%	0.20%	0.21%
Portfolio Turnover Rate	34	% (8)	142%	151%		73%	122%	111%

*	The Fund’s fiscal year end changed from July 31 to February 28, effective February 13, 2026. Therefore, period represented is from August 1, 2025 through February 28, 2026.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period/year.

(2)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any, and excludes any sales charges (loads) and redemption fees.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the advisor and affiliates.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Gross expenses before waivers (excluding overdraft custody expense of 0.01%) was 1.66% for the year ended July 31, 2024.

(7)	Net expenses after waivers (excluding overdraft custody expense of 0.01%) was 1.40% for the year ended July 31, 2024.

(8)	Not annualized.

(9)	Annualized.

See accompanying notes to financial statements.

Beacon Dynamic Allocation Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period/Year Presented

	Class C
	Period Ended		Year Ended	Year Ended		Year Ended	Year Ended	Year Ended
	February 28		July 31,	July 31,		July 31,	July 31,	July 31,
	2026*		2025	2024		2023	2022	2021
Net asset value, beginning of period/year	$11.95		$12.60	$11.55		$11.60	$14.33	$12.26
Activity from investment operations:
Net investment income (loss) (1)	0.08		0.15	0.20		0.13	(0.07)	(0.08)
Net realized and unrealized gain (loss) on investments	0.84		0.49	1.02		0.28	(0.79)	2.19
Total from investment operations	0.92		0.64	1.22		0.41	(0.86)	2.11
Less distributions from:
Net Investment income	(0.11)		(0.41)	(0.17)		(0.10)	(0.01)	(0.02)
Net realized gains	(0.74)		(0.88)	—		(0.36)	(1.86)	(0.02)
Total distributions	(0.85)		(1.29)	(0.17)		(0.46)	(1.87)	(0.04)
Net asset value, end of period/year	$12.02		$11.95	$12.60		$11.55	$11.60	$14.33
Total return (2)	7.78	% (8)	5.43%	10.62%		3.79%	(7.22)%	17.25%
Net assets, at end of period/year (000s)	$13,063		$12,284	$15,215		$16,929	$22,446	$31,288
Ratio of gross expenses to average net assets (3)(4)	2.64	% (9)	2.56%	2.42	% (6)	2.42%	2.33%	2.34%
Ratio of net expenses to average net assets (4)	2.15	% (9)	2.15%	2.16	% (7)	2.15%	2.15%	2.15%
Ratio of net investment income (loss) to average net assets (4)(5)	1.16	% (9)	1.22%	1.68%		1.15%	(0.55)%	(0.55)%
Portfolio Turnover Rate	34	% (8)	142%	151%		73%	122%	111%

*	The Fund’s fiscal year end changed from July 31 to February 28, effective February 13, 2026. Therefore, period represented is from August 1, 2025 through February 28, 2026.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period/year.

(2)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any, and excludes any redemption fees.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the advisor and affiliates.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Gross expenses before waivers (excluding overdraft custody expense of 0.01%) was 2.41% for the year ended July 31, 2024.

(7)	Net expenses after waivers (excluding overdraft custody expense of 0.01%) was 2.15% for the year ended July 31, 2024.

(8)	Not annualized.

(9)	Annualized.

See accompanying notes to financial statements.

Beacon Dynamic Allocation Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period/Year Presented

	Class I
	Period Ended		Year Ended	Year Ended		Year Ended	Year Ended	Year Ended
	February 28		July 31,	July 31,		July 31,	July 31,	July 31,
	2026*		2025	2024		2023	2022	2021
Net asset value, beginning of period/year	$13.06		$13.63	$12.46		$12.44	$15.18	$12.90
Activity from investment operations:
Net investment income (1)	0.17		0.30	0.35		0.26	0.06	0.06
Net realized and unrealized gain (loss) on investments	0.91		0.53	1.09		0.32	(0.86)	2.31
Total from investment operations	1.08		0.83	1.44		0.58	(0.80)	2.37
Less distributions from:
Net investment income	(0.17)		(0.52)	(0.27)		(0.20)	(0.08)	(0.07)
Net realized gains	(0.74)		(0.88)	—		(0.36)	(1.86)	(0.02)
Total distributions	(0.91)		(1.40)	(0.27)		(0.56)	(1.94)	(0.09)
Net asset value, end of period/year	$13.23		$13.06	$13.63		$12.46	$12.44	$15.18
Total return (2)	8.39	% (8)	6.54%	11.68%		4.93%	(6.40)%	18.49%
Net assets, at end of period/year (000s)	$43,830		$45,066	$47,941		$73,932	$89,960	$114,744
Ratio of gross expenses to average net assets (3)(4)	1.64	% (9)	1.56%	1.42	% (6)	1.42%	1.33%	1.34%
Ratio of net expenses to average net assets (4)	1.15	% (9)	1.15%	1.16	% (7)	1.15%	1.15%	1.15%
Ratio of net investment income to average net assets (4)(5)	2.19	% (9)	2.20%	2.77%		2.15%	0.45%	0.45%
Portfolio Turnover Rate	34	% (8)	142%	151%		73%	122%	111%

*	The Fund’s fiscal year end changed from July 31 to February 28, effective February 13, 2026. Therefore, period represented is from August 1, 2025 through February 28, 2026.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period/year.

(2)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any, and excludes any redemption fees.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the advisor and affiliates.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Gross expenses before waivers (excluding overdraft custody expense of 0.01%) was 1.41% for the year ended July 31, 2024.

(7)	Net expenses after waivers (excluding overdraft custody expense of 0.01%) was 1.15% for the year ended July 31, 2024.

(8)	Not annualized.

(9)	Annualized.

See accompanying notes to financial statements.

Beacon Dynamic Allocation Fund
NOTES TO FINANCIAL STATEMENTS
February 28, 2026

1.	ORGANIZATION

The Beacon Dynamic Allocation Fund (the “Fund”) is a diversified series of shares of beneficial interest of Northern Lights Fund Trust II (the “Trust”), a statutory trust organized under the laws of the State of Delaware on August 26, 2010, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund seeks total return through a combination of capital appreciation and income.

The Fund is the successor to the Astor Dynamic Allocation Fund and Astor Sector Allocation Fund, each a series of Northern Lights Fund Trust, (the “Predecessor Funds), pursuant to a reorganization that took place after the close of business on February 13, 2026. For accounting and financial reporting purposes, the Astor Dynamic Allocation Fund is the accounting and performance survivor. Accordingly, the financial statements and financial highlights reflect the historical operations of the Astor Dynamic Allocation Fund.

Prior to February 13, 2026, the Fund was organized as a series of Northern Lights Fund Trust (the “Predecessor Trust”), a Delaware statutory trust, and was known as the Astor Dynamic Allocation Fund (the “Predecessor Fund”). The Predecessor Fund’s Class A shares, Class C shares and Class I shares commenced operations on November 30, 2011, March 12, 2010, and October 19, 2009, respectively. The Predecessor Fund was reorganized from Predecessor Trust to the Trust as of the close of business on February 13, 2026, in a tax-free transaction. The Fund and the Predecessor Fund have the same investment objective and principal investment strategies.

The Fund currently offers Class A, Class C, and Class I shares. Class C and Class I shares are offered at net asset value. Class A shares are offered at net asset value plus a maximum sales charge of 4.75%. Each class represents an interest in the same assets of the respective Fund and classes of a Fund are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares of a Fund have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Fund’s income, expenses (other than class specific distribution fees), and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services Investment Companies”, including Accounting Standards Update (“ASU”) 2013-08.

Operating Segments – The Fund has adopted FASB ASU 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is comprised of the portfolio manager and Chief Financial Officer of the Trust. The Fund operates as a single operating segment. The Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Fund, using the information presented in the financial statements and financial highlights.

Beacon Dynamic Allocation Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
February 28, 2026

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined or, in the case of securities listed on NASDAQ, at the NASDAQ Official Closing Price. In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. The independent pricing service does not distinguish between smaller-sized bond positions known as “odd lots” and larger institutional-sized bond positions known as “round lots”. A Fund may fair value a particular bond if the advisor does not believe that the round lot value provided by the independent pricing service reflects fair value of the Fund’s holding. Short-term debt obligations with remaining maturities in excess of sixty days are valued at current market prices by an independent pricing service approved by the Board. Short-term debt obligations having sixty days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

The Fund may hold investments, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid investments, for which market quotations are not readily available or are determined to be unreliable. These investments are valued using the “fair value” procedures approved by the Board. The Board designated the advisor as its valuation designee (the “Valuation Designee”) to execute these procedures. The Board may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist the Valuation Designee in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, approval of which shall be based upon whether the Valuation Designee followed the valuation procedures established by the Board.

Fair Valuation Process – The applicable investments are valued by the Valuation Designee pursuant to valuation procedures established by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that will affects the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine, the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of a Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Beacon Dynamic Allocation Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
February 28, 2026

Valuation of Fund of Funds - The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change. The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis.

GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs used as of February 28, 2026, for the Fund’s assets and liabilities measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$69,898,720	$—	$—	$69,898,720
Short-Term Investment	1,162,954	—	—	1,162,954
Total	$71,061,674	$—	$—	$71,061,674

The Fund did not hold any Level 2 or 3 securities during the period.

*	Refer to the Schedule of Investments for classification by asset class.

Exchange Traded Funds (“ETFs”) – The Fund may invest in ETFs. ETFs are generally a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they hold, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Beacon Dynamic Allocation Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
February 28, 2026

Security transactions and related income – Security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and distributions to shareholders – The Fund distributes substantially all of its net investment income quarterly and net realized capital gains, if any, are declared and paid annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders are recorded on the ex-dividend date.

Cash and Cash Equivalents – Idle cash may be swept into various overnight demand deposits and is classified as cash and cash equivalents on the Statements of Assets and Liabilities. The Fund maintains cash in bank deposit accounts which, at times, may exceed United States federally insured limits. Amounts swept overnight are available on the next business day.

Federal Income Taxes – The Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for federal income tax is required. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years ended July 31, 2023 to July 31, 2025 or expected to be taken in the Fund’s February 28, 2026 year-end tax returns.

The Fund identifies its major tax jurisdictions as U.S. federal, Ohio and foreign jurisdictions where the Fund makes significant investments. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific Fund are charged to that Fund. Expenses, which are not readily identifiable to a specific Fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the Funds in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that has not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS

For the period ended February 28, 2026, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and U.S. government securities, amounted to $21,827,022 and $34,886,429.

Beacon Dynamic Allocation Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
February 28, 2026

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Beacon Capital Management, LLC (the “Advisor”) is the Fund’s investment advisor. Pursuant to an investment advisory agreement with the Trust, on behalf of the Fund, the Advisor, under the supervision of the Board, oversees the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Advisor receives a management fee, computed and accrued daily and paid monthly, at an annual rate of 0.95% for the Fund’s average daily net assets. The Advisor earned $349,636 in management fees for the period ended February 28, 2026 from the Beacon Dynamic Allocation Fund.

For the fiscal year ended July 31, 2025, the Predecessor Fund’s prior advisor, Astor Investment Management, LLC, received an advisory fee net of fee waivers and expense reimbursements equal to 0.54% of the Fund’s average daily net assets.

Pursuant to a written contract (the “Expense Limitation Agreement”), the Advisor has agreed, at least until February 28, 2028, to waive its advisory fee and make payments to the Fund to the extent necessary so that the total expenses incurred by the Funs (excluding (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions; (iii) acquired fund fees and expenses; (iv) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example options and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes; and (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Adviser)) do not exceed 1.40%, 2.15% and 1.15% per annum of the Fund’s average daily net assets for Class A, Class C, and Class I shares, respectively.

Any fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years (within the three years from the date when the amount is waived or reimbursed) if such recoupment can be achieved within the lesser of the foregoing expense limits or the then-current expense limits. The Board of the Trust may terminate the Expense Limitation Agreement upon 60 days’ notice to the Adviser.

During the period ended February 28, 2026, the Advisor waived fees or reimbursed expenses of $179,844, pursuant to the Expense Limitation Agreement. As February 28, 2026 the Advisor has waived/reimbursed expenses that may be recovered no later February of the year indicated below:

Fund	February 28, 2029	Total
Beacon Dynamic Allocation Fund	$179,844	$179,844

The Trust has adopted, on behalf of the Fund, the Trust’s Master Distribution and Shareholder Servicing Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act with respect to Class A and Class C shares of the Fund. The Plan provides that a monthly service and/or distribution fee is calculated by the Fund at an annual rate of 0.25% of the average daily net assets attributable to such Class A shares and 1.00% of the average daily net assets attributable to Class C shares and is paid to Northern Lights Distributors, LLC (the “Distributor”), to provide compensation for ongoing distribution-related activities or services and/or maintenance of the Fund’s shareholder accounts, not otherwise required to be provided by the Advisor. The Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 expenses incurred. The Fund paid $82,538 in 12b-1 fees for the period ended February 28, 2026.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s Class A, Class C, and Class I shares. For the period ended February 28, 2026, $16 was paid to the underwriter for the Fund. Of this amount, $3 was retained by the Fund. The Advisor incurs and pays for these fees for the benefit of the Fund.

Beacon Dynamic Allocation Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
February 28, 2026

In addition, certain affiliates of the Distributor provide services to the Fund as follows:

Ultimus Fund Solutions, LLC (“UFS”), an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with UFS, the Fund pays UFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. Certain officers of the Trust are also officers of UFS and are not paid any fees directly by the Fund for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives fees from the Fund.

Blu Giant, LLC (“Blu Giant”), an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives fees from the Fund.

5.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The below table represents aggregate cost for federal tax purposes, for the Fund as of February 28, 2026 and differs from market value by net unrealized appreciation which consisted of:

Cost for Federal Tax purposes	$64,738,341
Unrealized Appreciation	6,325,992
Unrealized Depreciation	(2,659)
Tax Net Unrealized Appreciation	$6,323,333

6.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of Fund distributions paid for the fiscal periods ended February 28, 2026 and July 31, 2025, was as follows:

	Fiscal Period Ended	Fiscal Year Ended
	February 28, 2026	July 31, 2025
Ordinary Income	1,188,639	4,989,098
Long-Term Capital Gain	2,874,791	2,055,411
Return of Capital	—	—
	$4,063,430	$7,044,509

As of February 28, 2026, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
$527,540	$—	$—	$—	$—	$6,323,333	$6,850,873

The difference between book basis and tax basis accumulated net realized gain (loss) and unrealized appreciation (depreciation) from investments is primarily attributable to the tax deferral of losses on wash sales.

During the fiscal period ending February 28, 2026, the Fund utilized tax equalization which is the use of earnings and profits distributions to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes. Permanent book and tax differences, primarily attributable to tax adjustments for use of tax equalization credits, resulted in reclassifications for the Fund for the fiscal period ended February 28, 2026, as follows:

Paid
In	Accumulated
Capital	Earnings (Losses)
$400,975	$(400,975)

Beacon Dynamic Allocation Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
February 28, 2026

7.	ACCOUNTING PRONOUNCEMENT

The Fund adopted the FASB Accounting Standards Update 2023-09, “Income Taxes (Topic 740) Improvements to Income Tax Disclosures” (“ASU 2023-09”), which establishes new income tax disclosure requirements and modifies or eliminates certain existing disclosure provisions. The amendments in this ASU are intended to address investor requests for more transparency about income tax information and to improve the effectiveness of income tax disclosures. The Fund’s adoption of ASU 2023-09 did not have a material impact on the Fund’s financial statements as of February 28, 2026.

8.	REORGANIZATION

At a meeting held on August 28, 2025, the Board of Trustees approved the following reorganizations (each, a “Reorganization”) of the Astor Dynamic Allocation Fund and the Astor Sector Allocation Fund (each an “Acquired Fund,” and collectively, the “Acquired Funds”) into the same new series of Northern Lights Fund Trust II. The Beacon Dynamic Allocation Fund, a series of Northern Lights Fund Trust (the “Predecessor Fund” or “Predecessor Dynamic Fund”), reorganized into the Fund following the close of business on February 13, 2026.

The Plan provides with respect to each Target Fund for: (1) the transfer of all of the assets of the Target Fund in exchange for shares of beneficial interest of the Acquiring Fund (as shown below), and the assumption by the Acquiring Fund of all of the liabilities of the Target Fund, and (2) the distribution of the shares of the Acquiring Fund pro rata to the shareholders of the Target Fund in complete liquidation and termination of the Target Fund. After the Reorganization, shareholders will no longer be shareholders of the Target Fund but will become shareholders of the Acquiring Fund.

Each Reorganization occurred by transferring all of the assets of the Acquired Funds to the Acquiring Fund in exchange for shares of the Acquiring Fund and the assumption of all the liabilities of the Acquired Funds by the Acquiring Fund. Astor Dynamic Allocation Fund and the Astor Sector Allocation Fund Reorganization was accomplished by a tax-free exchange of shares of the Acquiring Fund. A tax-free exchange means that shareholders of the Acquired Funds will not realize any capital gains (losses) for federal income tax purposes. The following amounts were exchanged:

Target Fund:
Astor Sector Allocation Fund (1)	Class A	Class C	Class I
Net Assets	$6,195,688	$2,058,511	$5,711,486
Shares Outstanding	466,304	181,497	416,882
Net Asset Value	$13.29	$11.34	$13.70
Exchange Rate for Shares Issued	1.02	0.95	1.04

Target Fund:
Astor Dynamic Allocation Fund (2)	Class A	Class C	Institutional Class
Net Assets	$7,873,537	$11,143,181	$38,210,894
Shares Outstanding	601,612	930,418	2,900,322
Net Asset Value	$13.09	$11.98	$13.17
Exchange Rate for Shares Issued	1	1	1

Merged Acquiring & Reorganized Fund:
Beacon Dynamic Allocation Fund	Class A	Class C	Institutional Class
Net Assets	$14,069,225	$13,201,691	$43,922,380
Shares Outstanding	1,075,021	1,102,296	3,333,841
Net Asset Value	13.09	11.98	13.17

1.	Includes accumulated net investment income, accumulated realized gains and unrealized appreciation in the amounts of $88,367, $606,262 and $802,255, respectively.

2.	Includes accumulated net investment income, accumulated realized gains and unrealized appreciation in the amounts of $730,023, $1,895,338 and $6,111,850, respectively.

Beacon Dynamic Allocation Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
February 28, 2026

The Acquiring Fund has elected to carry forward the assets of the Acquired Funds at each Acquired Fund’s historical cost basis for purposes of measuring unrealized appreciation (depreciation) and future realized gain (loss) of those acquired assets.

Assuming the acquisition into Beacon Dynamic Allocation Fund had been completed on August 1, 2025, the Acquiring Fund’s pro-forma results of operations for the period ended February 28, 2026, would have been as follows:

		Net Realized	Net Unrealized Gain	Net Increase (Decrease) in
	Net Investment	Gain (Loss) on	(Loss) on	Net Assets Resulting from
Acquiring Fund Name	Income (Loss)	Investments	Investments	Operations
Beacon Dynamic Allocation Fund	$802,504	$3,397,534	1,581,410	$5,781,448

Because the combined investment portfolios have been managed as single integrated portfolios of the Acquiring Fund since the Reorganization was completed, it is not practicable to separate the amount of revenue and earnings of the Acquired Funds that have been included in the Acquiring Fund’s Statement of Operations since February 13, 2026.

9.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no other events or transactions occurred requiring adjustment or disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees

of Northern Lights Fund Trust II and

Shareholders of Beacon Dynamic Allocation Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of Beacon Dynamic Allocation Fund (the “Fund”), a series of Northern Lights Fund Trust II, including the schedule of investments, as of February 28, 2026, the related statement of operations, the statement of changes in net assets and the financial highlights for the period ended February 28, 2026, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of February 28, 2026, the results of its operations, the changes in its net assets, and the financial highlights for the period ended February 28, 2026, in conformity with accounting principles generally accepted in the United States of America.

The statement of operations for the year ended July 31, 2025, the statements of changes in net asset for the two years in the period ended July 31, 2025, and the financial highlights for each of the five years in the period ended July 31, 2025, have been audited by other auditors, whose report dated September 29, 2025 expressed unqualified opinion on such statements and financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more of the funds in the Trust since 1995.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of the Fund’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 28, 2026 by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

/s/ TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania

April 29, 2026

Beacon Dynamic Allocation Fund
ADDITIONAL INFORMATION (Unaudited)
February 28, 2026

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures

The Board of Trustees of the Predecessor Trust held a Special Meeting of the Shareholders of Astor Dynamic Allocation Fund, on February 10, 2026, for the purpose of approving an Agreement and Plan of Reorganization, pursuant to which the Astor Dynamic Allocation Fund would be reorganized as the Beacon Dynamic Allocation Fund, a newly created series of Northern Lights Fund Trust II and a new Investment Advisory Agreement between Beacon and the Predecessor Trust, on behalf of the Astor Dynamic Allocation Fund.

At the close of business October 31, 2025, the record date for the Special Meeting of Shareholders, there were outstanding 4,739,912.50 shares of beneficial interest of the Fund. Accordingly, shares represented in person and by proxy at the Special Meeting equaled 51.29% of the outstanding shares of the Fund. Therefore, a quorum was present for the Fund.

With respect to approval of the proposed Agreement and Plan of Reorganization the following votes were cast:

For Approval: 1,947,780 shares voted

Against Approval: 113,418 shares voted

Abstained: 367,796 shares voted

With respect to approval of the proposed Investment Advisory Agreement the following votes were cast:

For Approval: 1,985,450 shares voted

Against Approval: 89,950 shares voted

Abstained: 345,239 shares voted

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

FACTORS CONSIDERED BY THE TRUSTEES IN APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT AND SUB-ADVISORY AGREEMENT

At a Meeting (the “Meeting”) of the Board of Trustees (the “Board”) of Northern Lights Fund Trust II (the “Trust”) held on October 21, 2025, the Board, including the disinterested Trustees (the “Independent Trustees”), considered the approval of the investment advisory agreement (the “Beacon Advisory Agreement”) between Beacon Capital Management, Inc. (“BCM”) and the Trust, on behalf of the Beacon Dynamic Fund (the “Beacon Dynamic”). The Board also considered the approval of the sub-advisory agreement between Beacon and Exchange Traded Concepts, LLC (“ETC”) with respect to the Fund (the “ETC Sub-Advisory Agreement” and, together with the Beacon Advisory Agreement, the “Beacon Dynamic Advisory Agreements’).

Based on their evaluation of the information provided by BCM and ETC, in conjunction with Beacon Dynamic’s other service providers, the Board, by a unanimous vote (including a separate vote of the Independent Trustees), approved each of the Beacon Dynamic Advisory Agreements.

In advance of the Meeting, the Board requested and received materials to assist them in considering the approval of the Beacon Dynamic Advisory Agreements. The materials provided contained information with respect to the factors enumerated below, including the each of the Beacon Dynamic Advisory Agreements, a memorandum prepared by independent trustee counsel discussing in detail the Trustees’ fiduciary obligations and the factors they should assess in considering the approval of the Beacon Dynamic Advisory Agreements and

Beacon Dynamic Allocation Fund
ADDITIONAL INFORMATION (Unaudited) (Continued)
February 28, 2026

comparative information relating to the advisory fee and other expenses of Beacon Dynamic. The materials also included due diligence materials relating to BCM and ETC (including due diligence questionnaires completed by BCM and ETC, select financial information of BCM and ETC, bibliographic information regarding BCM’s and ETC’s key management and investment advisory personnel, and comparative fee information relating to Beacon Dynamic and other pertinent information. At the Meeting, the Independent Trustees were advised by counsel that is experienced in Investment Company Act of 1940 matters and that is independent of fund management and met with such counsel separately from fund management. In considering the approval of the Beacon Dynamic Advisory Agreements, the Board did not identify any one factor as all important, but rather considered these factors collectively and determined that approval of the Beacon Dynamic Advisory Agreements was in the best interests of Beacon Dynamic and its shareholders. Moreover, the Board noted that each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to each of the Beacon Dynamic Advisory Agreements.

Beacon Advisory Agreement

Nature, Extent and Quality of Services. The Board reviewed materials provided by BCM related to the proposed approval of the Beacon Advisory Agreement, including its ADV, a description of the manner in which investment decisions will be made and executed, and a review of the personnel performing services for Beacon Dynamic, including the individuals that will primarily monitor and execute the investment strategies and provide oversight of Beacon Dynamic’s sub-adviser. The Board noted that BCM has been a registered investment adviser with the SEC since June 13, 2002, and that its personnel have many years of experience in the financial services industry and with investment management. The Board discussed BCM’s research capabilities and the quality of its compliance infrastructure. Additionally, the Board received satisfactory responses from representatives of BCM with respect to a series of important questions, including: whether BCM or its principals were involved in any lawsuits or pending regulatory actions; whether the management of other accounts would conflict with its management of Beacon Dynamic; and whether there are procedures in place to adequately allocate trades among its clients. The Board reviewed the description provided on the practices for monitoring compliance with Beacon Dynamic’s investment limitations, noting that BCM’s CCO would actively review the portfolio managers’ performance of their duties to ensure compliance under BCM’s compliance program. The Board reviewed the capitalization of BCM and, based on financial information provided by and representations made by BCM and its representatives, concluded that BCM was sufficiently well-capitalized in order to meet its obligations to Beacon Dynamic. The Board also discussed BCM’s compliance program with the CCO of the Trust. The Board noted the representation by the CCO of the Trust that, based on his review, BCM’s policies and procedures were reasonably designed to prevent violations of applicable federal securities laws. The Board also noted BCM’s representation that the draft prospectus and statement of additional information for Beacon Dynamic accurately describes the investment strategies of Beacon Dynamic. After further discussion, the Board concluded that BCM had sufficient quality and depth of personnel, resources and investment methods essential to performing its duties under the Beacon Advisory Agreement and that the nature, overall quality and extent of the management services to be provided by BCM to Beacon Dynamic appear to be satisfactory.

Performance. Because Beacon Dynamic had not yet commenced operations, the Board reviewed the composite performance of BCM’s similar managed accounts and noted that the strategy has underperformed its benchmark, a 60/40 S&P 500 Total Return Index/Bloomberg U.S. Aggregated Bond Index for the one-year, five-year, ten-year and since inception periods. The Board noted that BCM had only recently acquired Astor and the strategy and was satisfied that BCM would be able to provide an adequate level of service for Beacon Dynamic.

Fees and Expenses. As to the costs of the services to be provided by BCM, the Board reviewed and discussed the proposed advisory fee for Beacon Dynamic and the anticipated total operating expenses for the Fund as compared to its peer group as presented in the Broadridge Report noting that the proposed advisory fee was lower than the peer group median but higher than the Morningstar category median. The Board then reviewed the proposed contractual arrangements for Beacon Dynamic noting that BCM was willing to agree to contractually waive or limit its advisory fee and/or reimburse expenses for the Fund in order to limit its net annual operating expenses, exclusive of certain fees,

Beacon Dynamic Allocation Fund
ADDITIONAL INFORMATION (Unaudited) (Continued)
February 28, 2026

for at least two years from the date of the reorganization of the Astor Funds into Beacon Dynamic so as not to exceed 1.40%, 2.15% and 1.15% of the average annual net assets for Class A, Class C and Class I shares of the Fund, respectively, and found such arrangements would be beneficial to the shareholders of Beacon Dynamic. The Board concluded that the advisory fee to be charged by BCM with respect to Beacon Dynamic was not unreasonable.

Profitability. The Board also considered the level of profits that could be expected to accrue to BCM with respect to Beacon Dynamic based on profitability estimates and analyses provided by BCM and reviewed by the Board. After review and discussion, the Board concluded that, based on the services to be provided by BCM and the projected growth of Beacon Dynamic, the anticipated level of profit from BCM’s relationship with Beacon Dynamic was not excessive.

Economies of Scale. As to the extent to which Beacon Dynamic will realize economies of scale as it grows, and whether the fee levels reflect these economies of scale for the benefit of investors, the Board discussed BCM’s expectations for growth of Beacon Dynamic and concluded that any material economies of scale would not be achieved in the near term.

ETC Sub-Advisory Agreement

The Board then reviewed and discussed the written materials that were provided in advance of the Meeting and deliberated on the approval of the ETC Sub-Advisory Agreement. In addition to the materials described above, the Board reviewed: (i) the nature and quality of the investment advisory services to be provided by ETC, including the experience and qualifications of the personnel providing such services; (ii) the investment strategies and style of investing of ETC; (iii) the performance history of ETC; and (iv) ETC’s financial condition, history of operations and ownership structure. In considering the approval of the ETC Sub-Advisory Agreement, the Board reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

Nature, Extent and Quality of Services. As to the nature, quality and extent of the services to be provided by ETC, the Board noted the experience of the portfolio management personnel of ETC, including their experience in the investment field, education and industry credentials. The Board discussed the financial condition of ETC and reviewed supporting materials. The Board reviewed the materials prepared by ETC describing its investment services and noted ETC’s considerable experience executing, settling and reporting trades. The Board concluded that ETC had sufficient quality and depth of personnel, resources, investment methods essential to performing its duties under the ETC Sub-Advisory Agreement and that the nature, overall quality and extent of investment advisory services to be provided to Beacon Dynamic appear to be satisfactory.

Performance. Because Beacon Dynamic had not yet commenced operations, and ETC does not currently provide sub-advisory services to Astor Dynamic, the expected predecessor fund of Beacon Dynamic, and ETC only provides trade execution services, the Board did not consider past performance. The Board considered the depth and experience of ETC and the particular services they provide and did not expect that they would have a significant impact on the performance of Beacon Dynamic.

Fees and Expenses. As to the costs of the services provided by ETC, the Board discussed the sub-advisory fee and considered that ETC is paid by Beacon out of its advisory fees and not by Beacon Dynamic. The Board also looked at the advisory fee split between Beacon and ETC and concluded that the sub-advisory fee paid to ETC was not unreasonable in light of the quality of the services to be performed by it. The Board also considered, based on statements made and information provided by Beacon and ETC that the ETC Sub-Advisory Agreement was negotiated at arm’s-length between Beacon and ETC.

Profitability. As to profitability, the Board discussed and noted that ETC will receive no compensation from Beacon, other than the sub-advisory fee earned pursuant to the ETC Sub-Advisory Agreement. The Board further noted that the sub-advisory fee is paid by Beacon out of the advisory fee that it receives and not directly by Beacon Dynamic. While the Board did not consider the costs of services provided by ETC or its profitability to be significant

Beacon Dynamic Allocation Fund
ADDITIONAL INFORMATION (Unaudited) (Continued)
February 28, 2026

factors, nonetheless, based on all these factors and on profitability estimates and analyses provided by ETC and reviewed by the Board, the Board concluded that anticipated profits from ETC’s relationship with Beacon Dynamic was not excessive.

Economies of Scale. The Board noted that the sub-advisory fee is not paid by Beacon Dynamic, therefore the Board did not consider whether the sub-advisory fee should reflect any potential economies of scale that might be realized as Beacon Dynamic’s assets increase and rather determined the economies of scale would be evaluated as part of looking at the advisory fee paid to Beacon.

Conclusion. The Board relied upon the advice of counsel, and their own business judgment in determining the material factors to be considered in evaluating the Beacon Advisory Agreement and the ETC Sub-Advisory Agreement and the weight to be given to each such factor. Accordingly, having requested and received such information from Beacon and ETC as the Board believed to be reasonably necessary to evaluate the terms of each of the Beacon Dynamic Advisory Agreements, and as assisted by the advice of independent counsel, the Board, including a majority of the Independent Trustees, determined that, with respect to each of the Beacon Dynamic Advisory Agreements separately, (a) the terms of the Beacon Dynamic Advisory Agreements are reasonable; (b) the advisory (or sub-advisory) fee is not unreasonable; and (c) the Beacon Dynamic Advisory Agreements are in the best interests of Beacon Dynamic and its shareholders. In considering the approval of each of the Beacon Dynamic Advisory Agreements, the Board did not identify any one factor as all important, but rather considered these factors collectively and determined that approval of each of the Beacon Dynamic Advisory Agreements was in the best interests of Beacon Dynamic and its shareholders. Moreover, the Board noted that each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to each of the Beacon Dynamic Advisory Agreements.

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent 12 month period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-866-439-9039, by visiting beaconinvesting.com, or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

INVESTMENT ADVISER

Beacon Capital Management, Inc.

7777 Washington Village Dr. Suite 280

Dayton, OH 45459

ADMINISTRATOR

Ultimus Fund Solutions, LLC

Pictoria Drive, Suite 450

Cincinnati, OH 45246

BEACONDAMF-A26

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included under Item 7.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Included under Item 7.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders.

Included under Item 7.

Item 16. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a)       Not applicable

(b)       Not applicable

Item 19. Exhibits.

(a)(1) Not applicable

(a)(2) Not applicable

(a)(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto. Exhibit 99. CERT

(a)(4) Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto Exhibit 99. CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust II

By (Signature and Title)

/s/ Kevin E. Wolf
Kevin E. Wolf, Principal Executive Officer/President

Date	05/08/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Kevin E. Wolf
Kevin E. Wolf, Principal Executive Officer/President

Date	05/08/2026

By (Signature and Title)

/s/ Erik Naviloff
Erik Naviloff, Principal Financial Officer/ Treasurer

Date	05/08/2026